6. Loan Receivable: Schedule of Credit Losses for Financing Receivables, Current (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Credit Losses for Financing Receivables, Current
	03/31/2018	03/31/2017

Trade receivables, gross	$2,090	$51,019
Provision for doubtful debts	-	-
Trade receivables, net	$2,090	$51,019